Derivative Liability - Additional Information (Detail)	12 Months Ended
	Feb. 28, 2018 USD ($) mo	Feb. 28, 2017 mo	Feb. 29, 2016 mo
Fair Value Disclosures [Abstract]
Derivative liability 1	1.90%	0.67%	0.69%
Derivative liability 2	0.00	0.00	0.00
Derivative liability 3	105.99%	91.47%	59.90%
Derivative liability 4 | mo	33	27	38
Derivative liability 5 | $	$ 4.11